Pension Plans And Other Post-Retirement Benefits (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Aa-graded corporate bonds, outstanding value		$ 50,000
Increase in pension expense due to discount rate		898
Increase in pension liabilities due to discount rate		10,270
Increase in pension expense due to expected return on assets		492
Expected return on plan assets		7.50%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation		246,843	267,400
Estimated net actuarial loss	2,001
Prior service cost	277
Transition asset	0
Expected return on plan assets		7.50%	7.75%		7.80%
Fair value of plan assets		232,347	190,084	[1]	148,912
2014 expected contribution		17,875
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial loss	329
Prior service cost	295
Transition asset	0
Fair value of plan assets		40,840	34,054		28,131
2014 expected contribution		2,763
401(k) Savings Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Matching contribution, annual profit sharing compensation expense		2,790	2,741		2,496
Aqua America Common Stock [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 14,983	$ 12,596
Percentage of plan assets		6.50%	6.60%

[1]	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.